NOTE 11 - ACQUISITION OF MEIJIA: Schedule of Allocation of Acquisition Assets (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Allocation of Acquisition Assets

Buildings	$8,434,060
Land use right	2,294,624
Total purchase consideration	$10,728,684